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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5550

                             The Alger American Fund

                       ----------------------------------
               (Exact name of registrant as specified in charter)

                   111 Fifth Avenue, New York, New York 10003

          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Mr. Hal Liebes

                           Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003

          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1.  Schedule of Investments.

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
(UNAUDITED)
MARCH 31, 2006

     SHARES      COMMON STOCKS-64.2%                                                    VALUE
     ------                                                                             -----
                 AEROSPACE & DEFENSE-.6%
     27,700      Boeing Company                                                     $  2,158,661
                                                                                    ------------

                 BIOTECHNOLOGY-3.7%
     36,700      Amgen Inc.                                                            2,669,925
     45,900      Biogen Idec Inc.*                                                     2,161,890
     18,800      Genentech, Inc.*                                                      1,588,788
      5,500      ImClone Systems Incorporated*                                           187,110
    106,700      MedImmune, Inc.*                                                      3,903,086
     48,800      Vertex Pharmaceuticals Incorporated*                                  1,785,592
                                                                                    ------------
                                                                                      12,296,391
                                                                                    ------------

                 CAPITAL MARKETS-1.6%
     15,000      Bear Stearns Companies Inc.                                           2,080,500
     13,900      Goldman Sachs Group, Inc.                                             2,181,744
     15,900      Merrill Lynch & Co., Inc.                                             1,252,284
                                                                                    ------------
                                                                                       5,514,528
                                                                                    ------------

                 CHEMICALS-.3%
     14,200      Air Products and Chemicals, Inc.                                        954,098
                                                                                    ------------

                 COMMUNICATION EQUIPMENT-3.4%
    224,400      Cisco Systems, Inc.*                                                  4,862,748
     61,600      Corning Incorporated*                                                 1,657,656
     48,400      Motorola, Inc.                                                        1,108,844
     57,900      Nokia Oyj ADR#                                                        1,199,688
     21,500      QUALCOMM Inc.                                                         1,088,115
     74,300      Tellabs, Inc.*                                                        1,181,370
                                                                                    ------------
                                                                                      11,098,421
                                                                                    ------------

                 COMPUTERS & PERIPHERALS-4.6%
    111,900      Apple Computer, Inc.*                                                 7,018,368
    121,550      Network Appliance, Inc. *                                             4,379,447
    151,300      Seagate Technology                                                    3,983,729
                                                                                    ------------
                                                                                      15,381,544
                                                                                    ------------

                 DIVERSIFIED FINANCIAL SERVICES-1.8%
     34,300      Principal Financial Group (The)                                       1,673,840
     57,300      Prudential Financial, Inc.                                            4,343,913
                                                                                    ------------
                                                                                       6,017,753
                                                                                    ------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES-1.0%
     50,700      ALLTEL Corporation                                                    3,282,825
                                                                                    ------------

                 ELECTRIC UTILITIES-1.3%
     79,900      Exelon Corporation                                                    4,226,710
                                                                                    ------------

     SHARES      COMMON STOCKS-64.2%                                                    VALUE
     ------                                                                             -----
                 ELECTRONICS-1.3%
    236,500      Nintendo Co., Ltd.#                                                   4,409,684
                                                                                    ------------

                 ELECTRONIC EQUIPMENT & INSTRUMENTS-1.2%
     47,100      Emerson Electric Co.                                                  3,938,973
                                                                                    ------------

                 ENERGY EQUIPMENT & SERVICES-2.6%
     65,300      National-Oilwell Varco Inc.*                                          4,187,036
     56,700      Transocean Inc.*                                                      4,553,010
                                                                                    ------------
                                                                                       8,740,046
                                                                                    ------------

                 FINANCIAL INFORMATION SERVICES-1.0%
     67,100      Genworth Financial Inc. Cl. A                                         2,243,153
                                                                                    ------------

                 FINANCIAL SERVICES-1.6%
    117,200      Janus Capital Group Inc.                                              2,715,524
    153,300      Schwab (Charles) Corporation (The)                                    2,638,293
                                                                                    ------------
                                                                                       5,353,817
                                                                                    ------------

                 FOOD PRODUCTS-.8%
     79,500      Archer-Daniels-Midland Company                                        2,675,175
                                                                                    ------------

                 FREIGHT & LOGISTICS-1.5%
     43,300      FedEx Corp.                                                           4,890,302
                                                                                    ------------

                 HEALTH CARE PROVIDERS & SERVICES-1.3%
     73,300      Medco Health Solutions, Inc.*                                         4,194,226
                                                                                    ------------

                 HOTELS, RESTAURANTS & LEISURE-.4%
     30,600      Starbucks Corporation*                                                1,151,784
                                                                                    ------------

                 HOUSEHOLD PRODUCTS-1.3%
     72,847      Procter & Gamble Company                                              4,197,444
                                                                                    ------------

                 INDUSTRIAL CONGLOMERATES-3.0%
    250,800      General Electric Company                                              8,722,824
     11,600      Textron Inc.                                                          1,083,324
                                                                                    ------------
                                                                                       9,806,148
                                                                                    ------------

                 INSURANCE-1.1%
     57,200      American International Group, Inc.                                    3,780,348
                                                                                    ------------

     SHARES      COMMON STOCKS-64.2%                                                    VALUE
     ------                                                                             -----
                 INTERNET & CATALOG RETAIL-2.7%
    143,700      eBay Inc.*                                                            5,612,922
    111,500      Netflix Inc.*                                                         3,232,385
                                                                                    ------------
                                                                                       8,845,307
                                                                                    ------------

                 INTERNET SOFTWARE & SERVICES-1.3%
      5,900      Google Inc. Cl. A*                                                    2,301,000
     66,300      Yahoo! Inc. *                                                         2,138,838
                                                                                    ------------
                                                                                       4,439,838
                                                                                    ------------

                 MACHINERY-1.0%
     44,800      Caterpillar Inc.                                                      3,217,088
                                                                                    ------------

                 MEDIA-4.4%
     80,600      Comcast Corporation Special Cl. A*                                    2,105,272
     88,900      Disney (Walt) Company                                                 2,479,421
    196,600      News Corporation Cl. A                                                3,265,526
    297,050      XM Satellite Radio Holdings Inc. Cl. A*                               6,615,304
                                                                                    ------------
                                                                                      14,465,523
                                                                                    ------------

                 METALS & MINING-5.9%
     58,100      Cameco Corporation                                                    2,091,600
     64,000      Freeport-McMoRan Copper & Gold, Inc. Cl. B                            3,825,280
     93,100      Inco Limited                                                          4,644,759
     80,200      Peabody Energy Corporation                                            4,042,882
     55,000      Phelps Dodge Corporation                                              4,429,150
     19,100      Vedanta Resources PLC.                                                  468,332
                                                                                    ------------
                                                                                      19,502,003
                                                                                    ------------

                 MULTILINE RETAIL-1.2%
     53,000      Costco Wholesale Corporation*                                         2,870,480
     14,700      Federated Department Stores, Inc.                                     1,073,100
                                                                                    ------------
                                                                                       3,943,580
                                                                                    ------------

                 OIL & GAS-.7%
     38,800      Valero Energy Corporation                                             2,319,464
                                                                                    ------------

                 PHARMACEUTICALS-2.5%
    207,800      Schering-Plough Corporation                                           3,946,122
    103,836      Teva Pharmaceutical Industries Ltd. #                                 4,275,966
                                                                                    ------------
                                                                                       8,222,088
                                                                                    ------------

                 SAVINGS & LOANS-.3%
     16,100      Golden West Financial Corp.                                           1,093,190
                                                                                    ------------

     SHARES      COMMON STOCKS-64.2%                                                    VALUE
     ------                                                                             -----
                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-4.6%
     99,500      Broadcom Corporation Cl. A *                                          4,294,420
    162,000      Freescale Semiconductor Inc. Cl. A*                                   4,505,220
     52,800      Marvell Technology Group Ltd.*                                        2,856,480
     30,100      Rambus Inc.*                                                          1,184,134
     68,500      Texas Instruments Incorporated                                        2,224,195
                                                                                    ------------
                                                                                      15,064,449
                                                                                    ------------

                 SOFTWARE-2.0%
    120,500      Microsoft Corporation                                                 3,278,805
    202,000      Symantec Corporation*                                                 3,399,660
                                                                                    ------------
                                                                                       6,678,465
                                                                                    ------------

                 SPECIALTY RETAIL-1.0%
     77,000      Home Depot, Inc.                                                      3,257,100
                                                                                    ------------

                 TOBACCO-1.2%
     55,600      Altria Group, Inc.                                                    3,939,816
                                                                                    ------------

                 TOTAL COMMON STOCKS
                   (COST $201,831,843)                                               211,299,942
                                                                                    ------------

   PRINCIPAL
     AMOUNT      CORPORATE BONDS-15.6%                                                  VALUE
   ---------                                                                            -----

                 AEROSPACE & DEFENSE-.3%
$ 1,090,000      Alliant Techsystems Inc., 6.75%, 4/1/16                            $  1,106,350
                                                                                    ------------

                 AEROSPACE & DEFENSE-.3%
    829,720      Systems 2001 Asset Trust Cl. G., 6.66%, 9/15/13(a)                      864,751
                                                                                    ------------

                 APPAREL-.1%
    540,000      Levi Strauss & Co., 8.88%, 4/1/16(a)                                    544,050
                                                                                    ------------

                 AUTOMOTIVE-.9%
  1,590,000      Honda Auto Receivables Owner Trust, 5.07%, 2/18/10                    1,586,343
  1,250,000      Nissan Auto Receivables Owner Trust, 4.74%, 9/15/09                   1,240,310
                                                                                    ------------
                                                                                       2,826,653
                                                                                    ------------

                 BUSINESS SERVICES-.3%
  1,000,000      Preferred Term XXI, 5.71%, 3/22/38(a)                                   989,460
                                                                                    ------------

                 CAPITAL MARKETS-1.0%
  1,950,000      Goldman Sachs Group, Inc., 4.75%, 7/15/13                             1,844,989
  1,655,000      J.P. Morgan Chase & Co., 4.60%, 1/17/11                               1,598,427
                                                                                    ------------
                                                                                       3,443,416
                                                                                    ------------

                 CHEMICALS-.5%
    300,000      Ineos Group Holdings PLC., 8.50%, 2/15/16(a)                            286,500
  1,250,000      Westlake Chemical Corporation, 6.63%, 1/15/16                         1,242,188
                                                                                    ------------
                                                                                       1,528,688
                                                                                    ------------

                 COMMERCIAL BANKS-1.0%
  1,575,000      Associates Corp. North America, 6.95%, 11/1/18                        1,754,279
  1,762,000      First Tennessee Bank, 5.65%, 4/1/16                                   1,745,416
                                                                                    ------------
                                                                                       3,499,695
                                                                                    ------------

                 CONSUMER FINANCE-.4%
  1,300,000      MBNA Credit Card Master Note Trust, 4.50%, 1/15/13                    1,276,346
                                                                                    ------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES-.2%
    845,000      Telecom Italia Capital, 4.95%, 9/30/14                                  778,881
                                                                                    ------------

                 ELECTRIC UTILITIES-.3%
    650,000      Constellation Energy Group, 7.60%, 4/1/32                               745,704
    300,000      Sierra Pacific Power Company, 6.00%, 5/15/16(a)                         297,416
                                                                                    ------------
                                                                                       1,043,120
                                                                                    ------------

                 ELECTRONIC EQUIPMENT & INSTRUMENTS-.3%
  1,100,000      GE Equipment Small Ticket, 4.88%, 10/22/09(a)                         1,092,046
                                                                                    ------------

                 ELECTRONICS-.2%
    650,000      Centerpoint Energy Transition Bond Company, 4.97%, 8/1/14               642,553
                                                                                    ------------

                 FINANCE-.4%
  1,220,000      SLM Corp., 4.50%, 7/26/10                                             1,165,525
                                                                                    ------------

                 FINANCIAL SERVICES-.4%
  1,350,000      Jefferies Group, Inc., 6.25%, 1/15/36                                 1,271,120
                                                                                    ------------

                 FOOD & STAPLES RETAILING-.4%
  1,400,000      CVS Corporation, 4.88%, 9/15/14                                       1,319,354
                                                                                    ------------

                 GAS UTILITIES-.3%
  1,000,000      Kinder Morgan Energy Partners, L.P. 5.80%, 3/15/35                      910,980
                                                                                    ------------

                 HEALTH CARE-.3%
  1,158,000      WellPoint Inc.,* 5.25%, 1/15/16                                       1,118,810
                                                                                    ------------

                 HEALTH CARE EQUIPMENT & SUPPLIES-.4%
  1,300,000      Medtronic, Inc. Senior Note, 4.75%, 9/15/15                           1,223,853
                                                                                    ------------

                 HEALTH CARE PROVIDERS & SERVICES-.7%
  1,250,000      HCA, Inc., 5.50%, 12/1/09                                             1,224,091
    945,000      Omnicare, Inc., 6.75%, 12/15/13                                         945,000
                                                                                    ------------
                                                                                       2,169,091
                                                                                    ------------

   PRINCIPAL
     AMOUNT      CORPORATE BONDS-15.6%                                                  VALUE
   ---------                                                                            -----
                 HOTELS, RESTAURANTS & LEISURE-.5%
  1,337,000      Boyd Gaming Corp., 7.13%, 2/1/16                                      1,362,069
    315,000      MGM MIRAGE, 6.75%, 4/1/13(a)                                            315,000
                                                                                    ------------
                                                                                       1,677,069
                                                                                    ------------

                 INSURANCE-.6%
  1,850,000      Franklin Auto Trust Series 2005-1, 4.91%, 4/20/10                     1,838,791
                                                                                    ------------

                 INSURANCE-.8%
  1,800,000      American International Group, 5.05%, 10/1/15(a)                       1,719,517
    490,000      The Chubb Corporation, 4.93%, 11/16/07                                  486,626
    500,000      W. R. Berkley Corporation, 5.60%, 5/15/15                               483,193
                                                                                    ------------
                                                                                       2,689,336
                                                                                    ------------

                 MACHINERY-.4%
  1,300,000      CNH Equipment Trust, 5.20%, 8/16/10                                   1,296,139
                                                                                    ------------

                 MEDIA-.3%
    284,000      Liberty Media Corporation Floating Rate Note, 6.41%, 9/17/06            285,516
    650,000      News America Inc., 6.40%, 12/15/35(a)                                   623,494
                                                                                    ------------
                                                                                         909,010
                                                                                    ------------

                 METAL FABRICATING-.6%
  1,855,000      Timken Co., 5.75%, 2/15/10                                            1,831,864
                                                                                    ------------

                 METALS & MINING-.4%
  1,250,000      Alcan Inc., 5.00%, 6/1/15                                             1,180,913
                                                                                    ------------

                 MISCELLANEOUS-.5%
  1,700,000      Jefferson Valley Floating Rate, 6.34%, 3/20/16(a)                     1,689,375
                                                                                    ------------

                 MULTI-UTILITIES UNREGULATED POWER-.4%
  1,300,000      PG&E Energy Recovery Funding, LLC., 4.85%, 6/25/11                    1,292,146
                                                                                    ------------

                 OIL & GAS-.7%
  1,895,000      Canadian Natural Resources, 4.90%, 12/1/14                            1,795,260
    650,000      Inergy LP, 8.25%, 3/1/16(a)                                             669,500
                                                                                    ------------
                                                                                       2,464,760
                                                                                    ------------

                 OIL AND GAS EXTRACTION-.3%
  1,200,000      Enterprise Products Partners Series B, 5.60%, 10/15/14                1,165,572
                                                                                    ------------

                 REAL ESTATE-.3%
  1,075,000      ProLogis, 5.75%, 4/1/16                                               1,058,557
                                                                                    ------------

                 SOFTWARE-.4%
  1,300,000      Oracle Corporation, 5.25%, 1/15/16(a)                                 1,249,425
                                                                                    ------------

   PRINCIPAL
     AMOUNT      CORPORATE BONDS-15.6%                                                  VALUE
   ---------                                                                            -----
                 SPECIALTY RETAIL-.3%
  1,075,000      Home Depot, Inc., 5.20%, 3/1/11                                       1,069,284
                                                                                    ------------

                 WIRELESS TELECOMMUNICATION SERVICES-.4%
  1,190,000      Vodafone Group PLC., 5.50%, 6/15/11                                   1,180,318
                                                                                    ------------

                 TOTAL CORPORATE BONDS
                   (COST $52,580,702)                                                 51,407,301
                                                                                    ------------


                 U.S. GOVERNMENT & AGENCY
                   OBLIGATIONS-18.1%

                 Federal Home Loan Bank,
  3,200,000        4.10%, 6/13/08                                                      3,138,195
  1,000,000        3.38%, 7/21/08                                                        964,788
    850,000        3.75%, 8/15/08                                                        825,234
  1,230,000        5.50%, 5/18/15                                                      1,205,364

                 Federal Home Loan Mortgage Corporation,
  1,725,422        4.80%, 4/25/10                                                      1,696,305
  2,350,000        4.50%, 11/15/11                                                     2,274,234
  1,899,571        5.13%, 12/15/13                                                     1,883,460
  1,045,620        5.50%, 11/15/14                                                     1,042,068
  1,074,473        5.50%, 7/15/16                                                      1,071,749
  1,031,572        5.00%, 8/15/16                                                      1,026,131
  1,100,000        5.00%, 10/15/28                                                     1,070,990
  1,300,000        5.00%, 9/15/33                                                      1,269,132
  1,373,633        5.00%, 2/25/36                                                      1,363,182
                 Federal National Mortgage Association,
    500,000        6.96%, 4/02/07                                                        508,859
  1,380,000        3.25%, 8/15/08                                                      1,325,778
  2,100,000        4.75%, 8/25/08                                                      2,084,088
  1,500,000        4.75%, 4/19/10                                                      1,471,619
  1,068,968        6.00%, 1/25/15                                                      1,076,357
  1,442,752        5.00%, 4/1/18                                                       1,409,882
  1,350,000        5.00%, 1/25/20                                                      1,326,585
  1,940,903        5.75%, 9/25/20                                                      1,928,484
    508,000        6.63%, 11/15/30                                                       597,966
  1,800,000        6.00%, 4/25/35                                                      1,793,536
                 U.S. Treasury Bonds,
  2,094,000        7.50%, 11/15/16                                                     2,530,959
  1,000,000        5.25%, 11/15/28                                                     1,027,110
  6,793,000        5.38%, 2/15/31                                                      7,152,818
                 U.S. Treasury Notes
  4,000,000        3.75%, 3/31/07                                                      3,957,816
    230,000        4.38%, 5/15/07                                                        228,832
  3,385,000        3.00%, 11/15/07                                                     3,289,005
    132,000        3.13%, 9/15/08                                                        126,895
  1,626,000        3.13%, 4/15/09                                                      1,549,274
  4,100,000        3.50%, 11/15/09                                                     3,921,908
  1,900,000        4.25%, 8/15/13                                                      1,828,009
    900,000        4.25%, 11/15/14                                                       860,485
    640,000        4.50%, 2/15/16                                                        622,650
                                                                                    ------------
                 TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                   (COST $60,639,067)                                                 59,449,747
                                                                                    ------------

   PRINCIPAL
     AMOUNT      SHORT-TERM INVESTMENTS-2.1%                                            VALUE
   ---------                                                                            -----

                 U.S. AGENCY OBLIGATIONS-%
  6,740,000      Federal Home Loan Banks, 4.45%, 4/3/06                                6,738,334
                   (Cost $6,738,334)                                                ------------

                 TOTAL INVESTMENTS
                   (COST $321,789,946)(b)                              100.0%        328,895,324
                 Other Assets in Excess of Liabilities                   0.0              65,993
                                                                       -----        ------------
                 NET ASSETS                                            100.0%       $328,961,317
                                                                       =====        ============

*    Non-income producing security.

#    American Depositary Receipts.

(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities are deemed to be liquid and represent 3.1% of net assets of the Portfolio.

(b) At March 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $321,789,946 amounted to $7,105,378 which consisted of aggregate gross unrealized appreciation of $13,179,205 and aggregate gross unrealized depreciation of $6,073,827.

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH FUND
SCHEDULE OF INVESTMENTS
(UNAUDITED)
MARCH 31, 2006

           COMMON STOCKS--99.7%
  SHARES                                                                     VALUE
  ------                                                                     -----
           AEROSPACE & DEFENSE--1.0%
   106,200 Boeing Company                                                 $  8,276,166
                                                                          ------------

           BIOTECHNOLOGY--5.6%
   140,500 Amgen Inc.                                                       10,221,375
   174,400 Biogen Idec Inc.*                                                 8,214,240
    71,800 Genentech, Inc.*                                                  6,067,818
    20,800 ImClone Systems Incorporated*                                       707,616
   405,700 MedImmune, Inc.*                                                 14,840,506
   185,700 Vertex Pharmaceuticals Incorporated*                              6,794,763
                                                                          ------------
                                                                            46,846,318
                                                                          ------------

           CAPITAL MARKETS--2.3%
    47,700 Bear Stearns Companies Inc.                                       6,615,990
    53,200 Goldman Sachs Group, Inc.                                         8,350,272
    62,000 Merrill Lynch & Co., Inc.                                         4,883,120
                                                                          ------------
                                                                            19,849,382
                                                                          ------------

           CHEMICALS--.5%
    54,500 Air Products and Chemicals, Inc.                                  3,661,855
                                                                          ------------

           COMMUNICATION EQUIPMENT--5.1%
   841,900 Cisco Systems, Inc.*                                             18,243,973
   235,600 Corning Incorporated*                                             6,339,996
   185,200 Motorola, Inc.                                                    4,242,932
   221,900 Nokia Oyj#                                                        4,597,768
    82,100 QUALCOMM Inc.                                                     4,155,081
   285,000 Tellabs, Inc.*                                                    4,531,500
                                                                          ------------
                                                                            42,111,250
                                                                          ------------

           COMPUTERS & PERIPHERALS--7.2%
   418,900 Apple Computer, Inc.*                                            26,273,408
   465,040 Network Appliance, Inc. *                                        16,755,391
   617,800 Seagate Technology                                               16,266,674
                                                                          ------------
                                                                            59,295,473
                                                                          ------------

           COMPUTER TECHNOLOGY--.7%
   116,400 NAVTEQ*                                                           5,895,660
                                                                          ------------


           DIVERSIFIED FINANCIAL SERVICES--2.8%
   130,900 Principal Financial Group (The)                                   6,387,920
   219,600 Prudential Financial, Inc.                                       16,647,876
                                                                          ------------
                                                                            23,035,796
                                                                          ------------

           DIVERSIFIED TELECOMMUNICATION SERVICES--1.5%
   195,300 ALLTEL Corporation                                               12,645,675
                                                                          ------------


           ELECTRIC UTILITIES--2.0%
   305,800 Exelon Corporation                                               16,176,820
                                                                          ------------


           ELECTRONIC EQUIPMENT & INSTRUMENTS--1.8%
   179,500 Emerson Electric Co.                                             15,011,585
                                                                          ------------


           ELECTRONICS--2.1%
   905,000 Nintendo Co., Ltd.#                                              16,874,268
                                                                          ------------


           ENERGY EQUIPMENT & SERVICES--4.1%
   248,800 National-Oilwell Varco Inc.*                                     15,953,056
   219,200 Transocean Inc.*                                                 17,601,760
                                                                          ------------
                                                                            33,554,816
                                                                          ------------

           FINANCIAL INFORMATION SERVICES--1.1%
   257,400 Genworth Financial Inc. Cl. A                                     8,604,882
                                                                          ------------

           COMMON STOCKS--99.7%
  SHARES                                                                     VALUE
  ------                                                                     -----
           FINANCIAL SERVICES--2.5%
   448,500 Janus Capital Group Inc.                                         10,391,745
   583,900 Schwab (Charles) Corporation (The)                               10,048,919
                                                                          ------------
                                                                            20,440,664
                                                                          ------------

           FOOD PRODUCTS--1.3%
   304,800 Archer-Daniels-Midland Company                                   10,256,520
                                                                          ------------

           FREIGHT & LOGISTICS--2.3%
   165,800 FedEx Corp.                                                      18,725,451
                                                                          ------------

           HEALTH CARE PROVIDERS & SERVICES--2.0%
   280,325 Medco Health Solutions, Inc.*                                    16,040,197
                                                                          ------------

           HOTELS, RESTAURANTS & LEISURE--.5%
   115,950 Starbucks Corporation*                                            4,364,358
                                                                          ------------

           HOUSEHOLD PRODUCTS--2.0%
   279,500 Procter & Gamble Company                                         16,104,790
                                                                          ------------

           INDUSTRIAL CONGLOMERATES--4.6%
   962,000 General Electric Company                                         33,458,360
    44,200 Textron Inc.                                                      4,127,838
                                                                          ------------
                                                                            37,586,198
                                                                          ------------

           INSURANCE--1.8%
   217,900 American International Group, Inc.                               14,401,011
                                                                          ------------

           INTERNET & CATALOG RETAIL--4.8%
   549,400 eBay Inc.*                                                       21,459,564
   613,450 Netflix  Inc.*                                                   17,783,916
                                                                          ------------
                                                                            39,243,480
                                                                          ------------

           INTERNET SOFTWARE & SERVICES--2.1%
    22,400 Google Inc. Cl A*                                                 8,736,000
   252,800 Yahoo! Inc. *                                                     8,155,328
                                                                          ------------
                                                                            16,891,328
                                                                          ------------

           MACHINERY--1.5%
   171,100 Caterpillar Inc.                                                 12,286,691
                                                                          ------------


           MEDIA--6.7%
   308,900 Comcast Corporation Special  Cl.  A*                              8,068,468
   344,000 Disney (Walt) Company                                             9,594,160
   749,000 News Corporation Cl. A                                           12,440,890
   108,200 XM Satellite Radio Holdings Inc. Cl. A*                          24,679,614
                                                                          ------------
                                                                            54,783,132
                                                                          ------------

           METALS & MINING--9.1%
   225,200 Cameco Corporation                                                8,107,200
   245,800 Freeport-McMoRan Copper & Gold, Inc. Cl. B                       14,691,466
   353,900 Inco Limited                                                     17,656,071
   304,800 Peabody Energy Corporation                                       15,364,968
   210,400 Phelps Dodge Corporation                                         16,943,512
    73,000 Vedanta Resources PLC                                             1,789,960
                                                                          ------------
                                                                            74,553,177
                                                                          ------------

           MULTILINE RETAIL--1.8%
   201,300 Costco Wholesale Corporation*                                    10,902,408
    56,100 Federated Department Stores, Inc.                                 4,095,300
                                                                          ------------
                                                                            14,997,708
                                                                          ------------

           OIL & GAS--1.1%
   148,500 Valero Energy Corporation                                         8,877,330
                                                                          ------------

           PHARMACEUTICALS--3.8%
   794,600 Schering-Plough Corporation                                      15,089,454
   397,148 Teva Pharmaceutical Industries Ltd.#                             16,354,555
                                                                          ------------
                                                                            31,444,009
                                                                          ------------

           COMMON STOCKS--99.7%
  SHARES                                                                     VALUE
  ------                                                                     -----
           SAVINGS & LOANS--.5%
    61,600 Golden West Financial Corp.                                       4,182,640
                                                                          ------------

           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--7.0%
   385,000 Broadcom Corporation Cl. A *                                     16,616,600
   605,900 Freescale Semiconductor Inc. Cl. A*                              16,850,079
   202,600 Marvell Technology Group Ltd.*                                   10,960,660
   114,600 Rambus Inc.*                                                      4,508,364
   263,500 Texas Instruments Incorporated                                    8,555,845
                                                                          ------------
                                                                            57,491,548
                                                                          ------------

           SPECIALTY RETAIL--1.5%
   295,600 Home Depot, Inc.                                                 12,503,880
                                                                          ------------

           SOFTWARE--3.1%
   449,280 Microsoft Corporation                                            12,224,909
   771,700 Symantec Corporation*                                            12,987,711
                                                                          ------------
                                                                            25,212,620
                                                                          ------------
           TOBACCO--1.9%
   214,700 Altria Group, Inc.                                               15,213,642
                                                                          ------------

           TOTAL COMMON STOCKS
            (Cost $781,844,977)                                            817,440,320
                                                                          ------------

CONTRACTS  PURCHASED OPTIONS--0.0%
---------  PUT OPTIONS
     1,036 NAVTEQ/April/40t                                                      5,180
       552 Netflix/June/25t                                                     57,960
     1,303 Netflix/June/27.5t                                                  254,085
                                                                          ------------
           TOTAL PURCHASED PUT OPTIONS
           (COST $1,258,012)                                                   317,225
                                                                          ------------

           TOTAL INVESTMENTS
           (COST $783,102,989)(a)                                  99.7%   817,757,545
           Other Assets in Excess of Liabilities                    0.3      2,591,173
                                                                  -----   ------------
           NET ASSTES                                             100.0%  $820,348,718
                                                                  =====   ============

--------------------------------------------------------------------------------

*    Non-income producing security

#    American Depositary Receipts

t All or a portion of the securities are pledged as collateral for options written.

(a) At March 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $783,102,989 amounted to $34,654,556 which consisted of aggregate gross unrealized appreciation of $50,633,098 and aggregate gross unrealized depreciation of $15,978,542

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH FUND
SCHEDULE OF OPTIONS WRITTEN
(UNAUDITED)
MARCH 31, 2006

                                                      SHARES
                                                      SUBJECT
CONTRACTS                                             TO CALL       VALUE
---------                                             -------       -----

           CALL OPTIONS WRITTEN
       600 NAVTEQ/April/55                             60,000      $ 12,000
       564 NAVTEQ/April/50                             56,400        98,700
     1,855 Netflix/June/35                            185,500       111,300
                                                                   --------

           TOTAL (PREMIUMS RECEIVED $496,468)                       222,000
                                                                   --------



           PUT OPTIONS WRITTEN
     1,036 NAVTEQ/April/30                            103,600      $  5,180
     1,855 Netflix/June/22.50                         185,500       102,025
                                                                   --------
                                                                   $107,205
                                                                   --------
           TOTAL (PREMIUMS RECEIVED $525,603)

           TOTAL OPTIONS WRITTEN
           (PREMIUMS RECEIVED $1,022,071)                          $329,205
                                                                   ========

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
(UNAUDITED)
MARCH 31, 2006

SHARES     COMMON STOCKS-97.0%                                   VALUE
------                                                           -----
           AEROSPACE & DEFENSE-5.3%
    55,150 BE Aerospace, Inc.*                                $   1,385,368
    43,350 United Technologies Corporation                        2,513,000
                                                              -------------
                                                                  3,898,368
                                                              -------------

           BIOTECHNOLOGY-4.3%
    26,500 Amgen Inc.                                             1,927,875
    34,400 Vertex Pharmaceuticals Incorporated*                   1,258,696
                                                              -------------
                                                                  3,186,571
                                                              -------------

           CAPITAL MARKETS-4.4%
    29,200 J.P. Morgan Chase & Co.                                1,215,888
    12,350 Merrill Lynch & Co., Inc.                                972,686
    16,400 Morgan Stanley                                         1,030,248
                                                              -------------
                                                                  3,218,822
                                                              -------------

           COMMERCIAL BANKS-3.0%
    13,850 Cullen/Frost Bankers, Inc.                               744,438
    25,450 Wachovia Corporation                                   1,426,473
                                                              -------------
                                                                  2,170,911
                                                              -------------

           COMMUNICATION EQUIPMENT-4.8%
    53,500 Cisco Systems, Inc.*                                   1,159,345
    51,450 Motorola, Inc.                                         1,178,720
    24,200 QUALCOMM Inc.                                          1,224,762
                                                              -------------
                                                                  3,562,827
                                                              -------------

           COMPUTERS & PERIPHERALS-2.7%
    54,200 Mobility Electronics, Inc.*                              451,486
    57,200 Seagate Technology                                     1,506,076
                                                              -------------
                                                                  1,957,562
                                                              -------------

           CONSTRUCTION & ENGINEERING-1.0%
      8800 Fluor Corporation                                        755,040
                                                              -------------


           DIVERSIFIED FINANCIAL SERVICES-1.7%
     8,550 Lehman Brothers Holdings Inc.                          1,235,730
                                                              -------------

           DIVERSIFIED TELECOMMUNICATION SERVICES-2.5%
    28,200 ALLTEL Corporation                                     1,825,950
                                                              -------------

           ELECTRIC UTILITIES-3.2%
    16,250 Entergy Corporation                                    1,120,275
    23,700 Exelon Corporation                                     1,253,730
                                                              -------------
                                                                  2,374,005
                                                              -------------

           ELECTRONICS-1.1%
    45,000 Nintendo Co., Ltd.#                                      839,051
                                                              -------------

SHARES     COMMON STOCKS-97.0%                                   VALUE
------                                                           -----
           ENERGY EQUIPMENT & SERVICES-7.3%
    18,200 Diamond Offshore Drilling Inc.                         1,628,900
    25,400 National-Oilwell Varco Inc.*                           1,628,648
     9,650 Suncor Energy, Inc.                                      743,243
    17,100 Transocean Inc.*                                       1,373,130
                                                              -------------
                                                                  5,373,921
                                                              -------------

           FINANCIAL INFORMATION SERVICES-1.9%
    41,300 Genworth Financial Inc. Cl. A                          1,380,659
                                                              -------------

           FINANCIAL SERVICES-1.1%
    62,250 Hudson City Bancorp Inc.                                 827,302
                                                              -------------

           FOOD & STAPLES RETAILING-1.2%
    29,950 CVS Corporation                                          894,607
                                                              -------------

           HEALTH CARE-3.2%
    30,200 WellPoint Inc. *                                       2,338,385
                                                              -------------

           HEALTH CARE EQUIPMENT & SUPPLIES-1.1%
    17,200 Mentor Corporation                                       779,331
                                                              -------------

           HEALTH CARE PROVIDERS & SERVICES-2.2%
    20,800 Humana Inc.*                                           1,095,120
    10,050 UnitedHealth Group Incorporated                          561,393
                                                              -------------
                                                                  1,656,513
                                                              -------------

           HOTELS, RESTAURANTS & LEISURE-3.1%
    28,700 Carnival Corporation                                   1,359,519
    23,950 Orient-Express Hotels Ltd. Cl. A.                        939,559
                                                              -------------
                                                                  2,299,078
                                                              -------------

           HOUSEHOLD PRODUCTS-2.0%
    26,116 Procter & Gamble Company                               1,504,804
                                                              -------------

           INDUSTRIAL CONGLOMERATES-4.1%
    87,600 General Electric Company                               3,046,728
                                                              -------------

           INSURANCE-2.4%
    26,950 American International Group, Inc.                     1,781,125
                                                              -------------

           INTERNET & CATALOG RETAIL-2.5%
    46,900 eBay Inc.*                                             1,831,914
                                                              -------------

           INTERNET SOFTWARE & SERVICES-1.3%
    33,850 DealerTrack Holdings Inc.*                               721,344
       700 Google Inc. Cl A*                                        273,000
                                                              -------------
                                                                    994,344
                                                              -------------

SHARES     COMMON STOCKS-97.0%                                   VALUE
------                                                           -----
           MACHINERY-5.3%
    30,350 Caterpillar Inc.                                       2,179,434
    21,950 Terex Corporation*                                     1,739,318
                                                              -------------
                                                                  3,918,752
                                                              -------------

           MEDIA-5.1%
    70,450 News Corporation Cl. A                                 1,170,175
   118,450 XM Satellite Radio Holdings Inc. Cl. A*                2,637,882
                                                              -------------
                                                                  3,808,057
                                                              -------------

           METALS & MINING-3.7%
    12,050 Freeport-McMoRan Copper & Gold, Inc. Cl. B               720,229
    40,000 Inco Limited                                           1,995,600
                                                              -------------
                                                                  2,715,829
                                                              -------------
           OIL & GAS-5.7%
    24,650 Exxon Mobil Corporation                                1,500,199
    28,500 Sasol  Ltd. #                                          1,078,155
    14,350 Talisman Energy Inc.                                     763,133
    14,650 Valero Energy Corporation                                875,777
                                                              -------------
                                                                  4,217,264
                                                              -------------

           PHARMACEUTICALS-1.0%
    18,100 Teva Pharmaceutical Industries Ltd.#                     745,358
                                                              -------------

           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-1.9%
    12,550 Marvell Technology Group Ltd.*                           678,955
    23,800 Texas Instruments Incorporated                           772,786
                                                              -------------
                                                                  1,451,741
                                                              -------------

           SOFTWARE-4.2%
    82,400 Microsoft Corporation                                  2,242,104
    30,450 VeriFone Holdings Inc.*                                  922,331
                                                              -------------
                                                                  3,164,435
                                                              -------------
           TOBACCO-2.7%
    28,050 Altria Group, Inc.                                     1,987,623
                                                              -------------

           Total Common Stocks
             (Cost $64,896,202)                                  71,742,607
                                                              ------------

           SHORT-TERM INVESTMENTS-3.0%

$2,220,000 U.S. AGENCY OBLIGATIONS
           Federal Home Loan Banks, 4.45%, 4/03/06
             (Cost $2,219,451)                                    2,219,451
                                                              -------------


           Total Investments
            (Cost $67,115,653)                      100.0%       73,962,058
           Other Assets in Excess of Liabilities      0.0            11,660
                                                    -----     -------------
           Net Assets                               100.0%    $  73,973,718
                                                    =====     =============

* Non-income producing security.

# American Depositary Receipts

(a) At March 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $67,115,653 amounted to $6,846,405 which consisted of aggragate gross unrealized appreciation of $8,135,035 and aggregate gross unrealized depreciation of $1,288,630.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS
(UNAUDITED)
MARCH 31, 2006

  SHARES    COMMON STOCKS-99.5%                           VALUE
  ------                                                  -----

            AEROSPACE & DEFENSE-2.9%
    126,100 BE Aerospace, Inc.*                         $ 3,167,632
    105,000 Hexcel Corporation*                           2,306,850
     72,500 United Technologies Corporation               4,202,825
                                                        -----------
                                                          9,677,307
                                                        -----------

            AIR FREIGHT & LOGISTICS-.8%
     88,500 UTI Worldwide, Inc.                           2,796,600
                                                        -----------

            BIOTECHNOLOGY-4.2%
     26,100 Amgen Inc.                                    1,898,775
    104,200 DOV Pharmaceutical, Inc.*                     1,665,116
     34,800 Genentech, Inc.*                              2,940,948
     39,200 Gilead Sciences, Inc. *                       2,439,024
     64,700 ImClone Systems Incorporated*                 2,201,094
     81,700 Vertex Pharmaceuticals Incorporated*          2,989,403
                                                        -----------
                                                         14,134,360
                                                        -----------

            CAPITAL MARKETS-2.5%
     36,000 Bear Stearns Companies Inc.                   4,993,200
     21,300 Goldman Sachs Group, Inc.                     3,343,248
                                                        -----------
                                                          8,336,448
                                                        -----------

            CASINOS & RESORTS.1%
     18,000 Bally Technologies Inc.*                        305,820
                                                        -----------

            CHEMICALS-.8%
     64,700 Lubrizol Corporation                          2,772,395
                                                        -----------

            COMMERCIAL SERVICES & SUPPLIES-.8%
     70,100 Net 1 UEPS Technologies, Inc.*                1,983,830
     91,800 Traffic.com, Inc.*                              766,530
                                                        -----------
                                                          2,750,360
                                                        -----------

            COMMUNICATION EQUIPMENT-2.5%
    208,400 Motorola, Inc.                                4,774,444
     71,750 QUALCOMM Inc.                                 3,631,268
                                                        -----------
                                                          8,405,712
                                                        -----------

            COMMUNICATION TECHNOLOGY-.3%
     52,300 Time Warner Telecom Inc. Cl. A*                 938,785
                                                        -----------

            COMPUTERS & PERIPHERALS-5.1%
     36,300 Apple Computer, Inc.*                         2,276,736
    185,200 EMC Corporation*                              2,524,276
    206,100 Mobility Electronics, Inc.*                   1,716,813
    138,500 Network Appliance, Inc. *                     4,990,155
     20,800 Palm, Inc.*                                     481,728
    153,500 Seagate Technology                            4,041,655
     49,900 Synaptics Incorporated*                       1,097,301
                                                        -----------
                                                         17,128,664
                                                        -----------

  SHARES    COMMON STOCKS-99.5%                           VALUE
  ------                                                  -----

            COMPUTER TECHNOLOGY-.6%
     41,000 NAVTEQ*                                       2,076,650
                                                        -----------

            ELECTRIC AND ELECTRONIC EQUIPMENT-.6%
     40,800 Roper Industries, Inc.                        1,984,104
                                                        -----------

            ELECTRONIC EQUIPMENT & INSTRUMENTS-.5%
     30,300 Multi-Fineline Electronix, Inc.*              1,772,247
                                                        -----------

            ENERGY EQUIPMENT & SERVICES-2.3%
     71,000 National-Oilwell Varco Inc.*                  4,552,520
     39,100 Transocean Inc.*                              3,139,730
                                                        -----------
                                                          7,692,250
                                                        -----------

            FINANCIAL INFORMATION SERVICES-1.8%
    154,500 Genworth Financial Inc. Cl. A                 5,164,935
     17,100 GFI Group Inc.*                                 887,661
                                                        -----------
                                                          6,052,596
                                                        -----------

            FINANCIAL SERVICES-.9%
    184,800 Hudson City Bancorp Inc.                      2,455,992
     12,700 International Securities Exchange, Inc. Cl. A   528,955
                                                        -----------
                                                          2,984,947
                                                        -----------

            FOOD & STAPLES RETAILING-2.7%
    256,200 CVS Corporation                               7,652,694
     24,300 Wal-Mart Stores, Inc.                         1,147,932
                                                        -----------
                                                          8,800,626
                                                        -----------

            FREIGHT & LOGISTICS-1.0%
     30,300 FedEx Corp.                                   3,422,082
                                                        -----------

            HEALTH CARE EQUIPMENT & SUPPLIES-2.2%
     72,800 Hologic, Inc.*                                4,029,480
     33,800 Medtronic, Inc.                               1,715,350
     36,700 St. Jude Medical, Inc.*                       1,504,700
                                                        -----------
                                                          7,249,530
                                                        -----------

            HEALTH CARE PROVIDERS & SERVICES-2.7%
     74,320 UnitedHealth Group Incorporated               4,151,515
    107,600 WellCare Health Plans Inc.*                   4,889,344
                                                        -----------
                                                          9,040,859
                                                        -----------

            HOTELS, RESTAURANTS & LEISURE-4.2%
    294,400 GTECH Holdings Corporation                   10,024,320
     54,900 MGM MIRAGE                                    2,365,641
     37,700 Orient-Express Hotels Ltd. Cl. A.             1,478,971
                                                        -----------
                                                         13,868,932
                                                        -----------

            HOUSEHOLD PRODUCTS-2.7%
    153,927 Procter & Gamble Company                      8,869,274
                                                        -----------

            INDUSTRIAL CONGLOMERATES-2.1%
    193,000 General Electric Company                      6,712,540
     12,600 Tyco International Ltd.                         338,688
                                                        -----------
                                                          7,051,228
                                                        -----------

  SHARES    COMMON STOCKS-99.5%                           VALUE
  ------                                                  -----

            INFORMATION TECHNOLOGY SERVICES-.4%
    157,300 Sapient Corporation*                          1,200,199
                                                        -----------

            INSURANCE-2.0%
     48,700 American International Group, Inc.            3,218,583
    109,400 Endurance Specialty Holdings Limited          3,560,970
                                                        -----------
                                                          6,779,553
                                                        -----------

            INTERNET & CATALOG RETAIL-1.4%
    117,100 eBay Inc.*                                    4,573,926
                                                        -----------

            INTERNET SOFTWARE & SERVICES-4.1%
     49,500 Allscripts Healthcare Solutions, Inc.*          906,345
     73,600 DealerTrack Holdings Inc.*                    1,568,416
     59,800 Expedia, Inc. Cl. A *                         1,212,146
      7,900 Google Inc. Cl A*                             3,081,000
        800 Netease.com Inc. *#                              19,632
    161,500 Openwave Systems, Inc.*                       3,485,170
    108,900 Yahoo! Inc. *                                 3,513,114
                                                        -----------
                                                         13,785,823
                                                        -----------

            IT SERVICES-.7%
     82,000 Wright Express Corp.*                         2,300,100
                                                        -----------

            LEISURE & ENTERTAINMENT-.2%
     33,000 CBS Corporation Cl. B                           791,340
                                                        -----------

            MACHINERY-2.2%
     34,600 Caterpillar Inc.                              2,484,626
     14,600 ESCO Technologies Inc.*                         739,490
     53,100 Terex Corporation*                            4,207,644
                                                        -----------
                                                          7,431,760
                                                        -----------

            MEDIA-3.5%
     83,800 Disney (Walt) Company                         2,337,182
     45,800 Focus Media Holding Limited *#                2,657,316
    119,800 NeuStar, Inc. Cl. A*                          3,713,800
    138,500 XM Satellite Radio Holdings Inc. Cl. A*       3,084,395
                                                        -----------
                                                         11,792,693
                                                        -----------

            METALS & MINING-3.8%
  2,249,100 Breakwater Resources, Ltd.*                   2,516,743
     87,400 Inco Limited                                  4,360,386
  1,222,900 Paladin Resources Limited*                    4,377,982
     17,200 Phelps Dodge Corporation                      1,385,116
                                                        -----------
                                                         12,640,227
                                                        -----------

            MULTILINE RETAIL-1.2%
     54,900 Federated Department Stores, Inc.             4,007,700
                                                        -----------

            OIL AND GAS EXPLORATION SERVICES-.2%
     66,400 Petrobank Energy and Resources Ltd.*            796,800
                                                        -----------

            OIL & GAS-4.2%
    136,700 Exxon Mobil Corporation                       8,319,562
     33,700 Talisman Energy Inc.                          1,792,166
     64,000 Valero Energy Corporation                     3,825,920
                                                        -----------
                                                         13,937,648
                                                        -----------
            PHARMACEUTICALS-2.8%
     17,300 AstraZeneca PLC Sponsored#                      868,979
     69,500 Novartis AG #                                 3,853,080
    114,185 Teva Pharmaceutical Industries Ltd.#          4,702,138
                                                        -----------
                                                          9,424,197
                                                        -----------

            PHARMACEUTICAL PREPARATIONS-1.6%
    132,000 Adams Respiratory Therapeutics, Inc.*         5,249,640
                                                        -----------

            ROAD & RAIL-.5%
     18,500 Burlington Northern Santa Fe Corporation      1,541,605
                                                        -----------

            SAVINGS &  LOANS-.7%
     33,000 Golden West Financial Corp.                   2,240,700
                                                        -----------

            SEMICONDUCTOR CAPITAL EQUIPMENT-1.4%
    117,400 FormFactor Inc.*                              4,616,168
                                                        -----------

  SHARES    COMMON STOCKS-99.5%                           VALUE
  ------                                                  -----

            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-5.8%
    797,400 Applied Micro Circuits Corporation*           3,245,418
     53,500 ATMI, Inc.*                                   1,615,700
     91,400 Broadcom Corporation Cl. A *                  3,944,824
     51,900 Marvell Technology Group Ltd.*                2,807,790
    180,000 Tessera Technologies Inc.*                    5,774,400
     69,600 Trident Microsystems, Inc.*                   2,022,576
                                                       ------------
                                                         19,410,708
                                                       ------------

            SOFTWARE-6.5%
     63,400 Electronic Arts Inc.*                         3,469,248
    348,700 Microsoft Corporation                         9,488,127
    125,300 Oracle Corporation*                           1,715,357
    227,450 VeriFone Holdings Inc.*                       6,889,461
                                                       ------------
                                                         21,562,193
                                                       ------------

            SPECIALTY RETAIL-3.7%
     59,100 Abercrombie & Fitch Co. Cl. A                 3,445,530
     83,900 Chico's FAS, Inc.*                            3,409,696
     42,600 Lowe's Companies,  Inc.                       2,745,144
     96,600 PETsMART, Inc.                                2,718,324
                                                       ------------
                                                         12,318,694
                                                       ------------

            TEXTILES, APPAREL & LUXURY GOODS-.5%
    118,800 Quiksilver,  Inc.*                            1,646,568
                                                       ------------

            TOBACCO-1.9%
     87,700 Altria Group, Inc.                            6,214,422
                                                       ------------

            TRANSPORTATION-2.5%
     90,500 Textron Inc.                                  8,451,795
                                                       ------------

            WIRELESS TELECOMMUNICATION SERVICES-3.4%
     79,400 America Movil S.A. de C.V. Series L#          2,720,244
    129,942 American Tower Corporation Cl. A*             3,939,841
     80,200 NII Holdings Inc. Cl. B*                      4,729,394
                                                       ------------
                                                         11,389,479
                                                       ------------

            TOTAL COMMON STOCKS
                 (COST $294,300,269)                    332,215,714
                                                       ------------

 PRINCIPAL
  AMOUNT    SHORT-TERM INVESTMENTS-.8%
 ---------
            U.S. AGENCY OBLIGATIONS
 $2,560,000 Federal Home Loan Banks, 4.45%, 4/3/06
                 (Cost $2,559,367)                        2,559,367
                                                       ------------

            TOTAL INVESTMENTS
                 (COST $296,859,636)(a)        100.3%   334,775,081
            Liabilities in Excess of
              Other Assets                      (0.3)      (905,702)
                                               -----   ------------
            NET ASSETS                         100.0%  $333,869,379
                                               =====   ============

*    Non-income producing security.

#    American Depositary Receipts.

(a) At March 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $296,859,636 amounted to $37,915,445 which consisted of aggregate gross unrealized appreciation of $42,354,910 and aggregate gross unrealized depreciation of $4,439,465.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
(UNAUDITED)
MARCH 31, 2006

  SHARES   COMMON STOCKS-97.2%                                               VALUE
  ------                                                                     -----
           AEROSPACE & DEFENSE-3.8%
   237,400 BE Aerospace, Inc.*                                            $  5,963,488
    89,500 Hexcel Corporation*                                               1,966,315
    87,625 L-3 Communications Holdings, Inc.                                 7,517,349
                                                                          ------------
                                                                            15,447,152
                                                                          ------------

           BEVERAGES-1.1%
    34,800 Hansen Natural Corporation*                                       4,386,540
                                                                          ------------

           BIOTECHNOLOGY-.2%
    19,950 Charles River Laboratories International, Inc.*                     977,949
                                                                          ------------

           CAPITAL MARKETS-2.4%
    54,145 Affiliated Managers Group, Inc.*                                  5,772,398
    69,600 National Financial Partners Corporation                           3,933,792
                                                                          ------------
                                                                             9,706,190
                                                                          ------------

           CASINOS & RESORTS-.3%
    67,900 Bally Technologies Inc.*                                          1,153,621
                                                                          ------------

           COMMERCIAL SERVICES & SUPPLIES-5.9%
   316,050 Net 1 UEPS Technologies, Inc.*                                    8,944,215
   216,800 Traffic.com, Inc.*                                                1,810,280
   111,600 Weight Watchers International, Inc.                               5,736,240
   173,200 West Corporation*                                                 7,735,112
                                                                          ------------
                                                                            24,225,847
                                                                          ------------

           COMMUNICATION EQUIPMENT-.8%
   559,918 Sonus Networks, Inc.*                                             3,068,351
                                                                          ------------

           COMPUTERS & PERIPHERALS-5.8%
   135,050 Apple Computer, Inc.*                                             8,470,336
   266,400 Network Appliance, Inc. *                                         9,598,392
   291,250 Western Digital Corporation*                                      5,658,988
                                                                          ------------
                                                                            23,727,716
                                                                          ------------

           COMPUTER SERVICES-.7%
   190,479 CNET Networks, Inc.*                                              2,706,707
                                                                          ------------

           COMPUTER TECHNOLOGY-1.2%
    96,100 NAVTEQ*                                                           4,867,465
                                                                          ------------

           DIVERSIFIED TELECOMMUNICATION SERVICES-.5%
    82,700 Global Crossing Ltd.*                                             2,191,550
                                                                          ------------

           ELECTRIC AND ELECTRONIC EQUIPMENT-.9%
    72,800 Roper Industries, Inc.                                            3,540,264
                                                                          ------------

           ELECTRONICS-1.1%
   235,800 Nintendo Co., Ltd#                                                4,396,632
                                                                          ------------

           ENERGY EQUIPMENT & SERVICES-5.1%
   100,700 Diamond Offshore Drilling Inc.                                    9,012,650
   184,900 National-Oilwell Varco Inc.*                                     11,855,788
                                                                          ------------
                                                                            20,868,438
                                                                          ------------

           ENGINEERING-2.0%
    95,300 Jacobs Engineering Group Inc.*                                    8,266,322
                                                                          ------------

           FINANCIAL INFORMATION SERVICES-.7%
    58,800 GFI Group Inc.*                                                   3,052,308
                                                                          ------------

           FINANCIAL SERVICES-2.8%
   457,400 Hudson City Bancorp Inc.                                          6,078,846
    53,300 International  Securities Exchange, Inc. Cl. A                    2,219,945
   125,700 Janus Capital Group Inc.                                          2,912,469
                                                                          ------------
                                                                            11,211,260
                                                                          ------------

  SHARES   COMMON STOCKS-97.2%                                               VALUE
  ------                                                                     -----
           HEALTH CARE EQUIPMENT & SUPPLIES-6.3%
    86,600 ArthroCare Corporation*                                           4,141,211
    90,400 Hologic, Inc.*                                                    5,003,640
    67,700 Intuitive Surgical, Inc.*                                         7,988,600
   105,000 Mentor Corporation                                                4,757,550
   205,100 Thoratec Corporation*                                             3,952,277
                                                                          ------------
                                                                            25,843,278
                                                                          ------------

           HEALTH CARE PROVIDERS & SERVICES-8.4%
   101,550 DaVita, Inc.*                                                     6,114,326
   120,400 Health Net Inc.*                                                  6,118,728
    96,100 HealthExtras, Inc.*                                               3,392,330
    61,600 Medco Health Solutions, Inc.*                                     3,524,752
   212,100 Psychiatric Solutions, Inc.*                                      7,026,873
   179,600 WellCare Health Plans Inc.*                                       8,161,024
                                                                          ------------
                                                                            34,338,033
                                                                          ------------

           HOTELS, RESTAURANTS & LEISURE-2.0%
   128,300 Orient-Express Hotels Ltd. Cl. A.                                 5,033,208
    23,700 P.F. Chang's China Bistro, Inc.*                                  1,168,173
    27,900 Wynn Resorts, Limited*                                            2,144,115
                                                                          ------------
                                                                             8,345,496
                                                                          ------------

           HOUSEHOLD DURABLES-.5%
    23,700 Garmin Ltd.                                                       1,882,491
                                                                          ------------

           INFORMATION TECHNOLOGY  SERVICES-.8%
   405,200 Sapient Corporation*                                              3,091,676
                                                                          ------------

           INSURANCE-1.6%
   196,700 Endurance Specialty Holdings Limited                              6,402,585
                                                                          ------------

           INTERNET & CATALOG RETAIL-2.4%
   337,600 Netflix  Inc.*                                                    9,787,024
                                                                          ------------

           INTERNET SOFTWARE & SERVICES-4.6%
   221,700 Allscripts Healthcare Solutions, Inc.*                            4,059,327
   122,100 DealerTrack Holdings Inc.*                                        2,601,951
   172,900 Expedia, Inc. Cl. A *                                             3,504,683
   100,900 Openwave Systems, Inc.*                                           2,177,422
   193,600 WebEx Communications, Inc.*                                       6,518,512
                                                                          ------------
                                                                            18,861,895
                                                                          ------------

           IT SERVICES-1.1%
   160,000 Wright Express Corp.*                                             4,488,000
                                                                          ------------

           LEISURE EQUIPMENT & PRODUCTS-.5%
    46,900 UbiSoft Entertainment SA*                                         2,110,500
                                                                          ------------

           MACHINERY-4.2%
    10,800 ESCO Technologies Inc.*                                             547,020
    23,100 Manitowoc Company, Inc.                                           2,105,565
   112,300 Terex Corporation*                                                8,898,652
   104,500 Trinity Industries, Inc.                                          5,683,755
                                                                          ------------
                                                                            17,234,992
                                                                          ------------

           MEDIA-3.6%
    89,600 Imax Corporation*                                                   909,440
   104,500 NeuStar, Inc. Cl. A*                                              3,239,500
   469,800 XM Satellite Radio Holdings Inc. Cl. A*                          10,462,446
                                                                          ------------
                                                                            14,611,386
                                                                          ------------

           METALS & MINING-8.5%
   139,100 Cameco Corporation                                                5,007,600
   129,000 Freeport-McMoRan Copper & Gold, Inc. Cl. B                        7,710,330
   203,200 Inco Limited                                                     10,137,648
 1,078,000 Paladin Resources Limited*                                        3,859,240
   142,400 Peabody Energy Corporation                                        7,178,384
    35,900 Vedanta Resources PLC                                               880,268
                                                                          ------------
                                                                            34,773,470
                                                                          ------------

  SHARES   COMMON STOCKS-97.2%                                               VALUE
  ------                                                                     -----
           OIL & GAS-.7%
    55,850 Talisman Energy Inc.                                              2,970,103
                                                                          ------------


           PHARMACEUTICALS-.8%
    70,250 Sepracor Inc.*                                                    3,428,903
                                                                          ------------

           SEMICONDUCTORS-.2%
    69,000 Himax Technologies, Inc.*#                                          603,750
                                                                          ------------

           SEMICONDUCTOR CAPITAL EQUIPMENT-1.0%
   111,000 SiRF Technology Holdings, Inc.*                                   3,930,510
                                                                          ------------

           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-7.5%
   138,900 Broadcom Corporation Cl. A *                                      5,994,924
   115,800 Cypress Semiconductor Corporation*                                1,962,810
    79,200 Ikanos Communications*                                            1,561,032
   105,300 Marvell Technology Group Ltd.*                                    5,696,730
   191,500 Micron Technology, Inc.*                                          2,818,880
    55,500 Rambus Inc.*                                                      2,183,370
   258,000 Tessera Technologies Inc.*                                        8,276,640
    78,600 Xilinx, Inc.                                                      2,001,156
                                                                          ------------
                                                                            30,495,542
                                                                          ------------

           SOFTWARE-1.9%
   232,200 Activision, Inc*                                                  3,202,038
    28,300 Check Point Software Technologies Ltd.*                             566,566
   134,900 VeriFone Holdings Inc.*                                           4,086,121
                                                                          ------------
                                                                             7,854,725
                                                                          ------------

           SPECIALTY RETAIL-2.0%
    29,400 Abercrombie & Fitch Co. Cl. A                                     1,714,020
   132,092 Gamestop Corp Cl. A*                                              6,226,817
                                                                          ------------
                                                                             7,940,837
                                                                          ------------

           TEXTILES, APPAREL & LUXURY GOODS-1.0%
    56,300 Coach, Inc.*                                                      1,946,854
   147,200 Quiksilver,  Inc.*                                                2,040,192
                                                                          ------------
                                                                             3,987,046
                                                                          ------------

           TRANSPORTATION BY AIR-.5%
    49,300 UAL Corporation*                                                  1,968,549
                                                                          ------------



           WIRELESS TELECOMMUNICATION SERVICES-1.8%
   122,100 NII Holdings Inc. Cl. B*                                          7,200,237
                                                                          ------------

           TOTAL COMMON STOCKS
             (COST $350,532,814)                                           395,945,340
                                                                          ------------

  SHARES   COMMON STOCKS-97.2%                                               VALUE
  ------                                                                     -----
CONTRACTS  PURCHASED OPTIONS
---------
           PUT OPTIONS-.1%
       957 NAVTEQ*/APR/40t                                                       4,785
       284 Netflix  Inc.*/JUN/25t                                               29,820
       897 Netflix  Inc.*/JUN/27.5t                                            174,915
     2,580 Tessera Technologies Inc.*/JUN/25t                                  116,100
                                                                          ------------
           TOTAL PURCHASED PUT OPTIONS
             (COST $1,549,600)                                                 325,620
                                                                          ------------

PRINCIPAL
AMOUNT     SHORT-TERM INVESTMENTS-1.3%
---------
           U.S. AGENCY OBLIGATIONS-1.3%
 5,200,000 Federal Home Loan Banks, 4.45%, 4/3/06
             (Cost $5,198,714)                                               5,198,714
                                                                          ------------

           TOTAL INVESTMENTS
             (COST $357,281,128)                                   98.6%   401,469,674
           Other Assets in Excess of Liabilities                    1.4      5,746,107
                                                                  -----   ------------
           NET ASSETS                                             100.0%  $407,215,781
                                                                  =====   ============

*    Non-income producing security.

#    American Depositary Receipts.

t All or a portion of the securities are pledged as collateral for options written.

(a) At March 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $357,281,128 amounted to $44,188,546 which consisted of aggregate gross unrealized appreciation of $53,542,094 and aggregate gross unrealized depreciation of $9,353,848.

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS
(UNAUDITED)
MARCH 31, 2006

    SHARES      COMMON STOCKS-99.3%                                          VALUE
    ------                                                                   -----
                AEROSPACE & DEFENSE-3.4%
    339,500     BE Aerospace, Inc.*                                       $  8,528,240
    170,200     Esterline Technologies Corporation*                          7,276,050
    177,200     SI International Inc.*                                       6,228,580
                                                                          ------------
                                                                            22,032,870
                                                                          ------------

                AIRLINES-1.1%
    376,200     AirTran Holdings, Inc.*                                      6,812,982
                                                                          ------------

                APPAREL-1.2%
    294,300     Gymboree Corp.*                                              7,663,572
                                                                          ------------

                AUTO COMPONETS-1.2%
    368,010     LKQ Corporation*                                             7,658,288
                                                                          ------------

                BIOTECHNOLOGY-5.5%
    182,000     Alkermes, Inc. *                                             4,013,100
    191,500     Cubist Pharmaceuticals, Inc. *                               4,398,755
    223,500     Human Genome Sciences, Inc.*                                 2,429,445
    228,400     Keryx Biopharmaceuticals, Inc. *                             4,364,724
    386,900     Medarex, Inc.*                                               5,114,818
    119,700     Myogen, Inc. *                                               4,336,731
    221,900     Theravance, Inc.*                                            6,222,076
    127,400     Vertex Pharmaceuticals Incorporated *                        4,661,566
                                                                          ------------
                                                                            35,541,215
                                                                          ------------

                BUSINESS SERVICES-.8%
    222,500     Macrovision Corp.*                                           4,928,375
                                                                          ------------

                CAPITAL MARKETS-2.4%
    49,760      Affiliated Managers Group, Inc.*                             5,304,914
    83,000      Greenhill & Co., Inc.                                        5,487,130
    86,600      National Financial Partners Corporation                      4,894,632
                                                                          ------------
                                                                            15,686,676
                                                                          ------------

                CHEMICALS-2.1%
    172,700     Westlake Chemical Corporation                                5,966,785
    328,472     Zoltek Companies, Inc.*                                      7,508,870
                                                                          ------------
                                                                            13,475,655
                                                                          ------------

                COMMERCIAL BANKS-1.8%
    153,400     Boston Private Financial Holdings, Inc.                      5,183,386
    196,100     Signature Bank *                                             6,390,899
                                                                          ------------
                                                                            11,574,285
                                                                          ------------

                COMMERCIAL SERVICES & SUPPLIES-4.3%
    94,290      CoStar Group Inc.*                                           4,892,708
    260,450     FTI  Consulting, Inc.*                                       7,430,638
    215,500     Gevity HR, Inc.                                              5,271,130
    215,100     Navigant Consulting, Inc.*                                   4,592,385
    191,400     Universal Technical Institute Inc.*                          5,761,140
                                                                          ------------
                                                                            27,948,001
                                                                          ------------

                COMMUNICATION EQUIPMENT-1.6%
    205,000     Polycom, Inc. *                                              4,444,400
    433,900     Powerwave Technologies, Inc. *                               5,853,311
                                                                          ------------
                                                                            10,297,711
                                                                          ------------

                COMPUTERS & PERIPHERALS-.6%
    458,700     Mobility Electronics, Inc.*                                  3,820,971
                                                                          ------------

                COMPUTER SERVICES-1.1%
    261,100     Open Solutions Inc.*                                         7,130,641
                                                                          ------------

                COMPUTER TECHNOLOGY-.6%
    336,700     Secure Computing Corporation*                                3,885,518
                                                                          ------------

    SHARES      COMMON STOCKS-99.3%                                          VALUE
    ------                                                                   -----
                CONSTRUCTION & ENGINEERING-1.1%
    172,800     URS Corporation*                                             6,955,200
                                                                          ------------

                ELECTRONIC EQUIPMENT & INSTRUMENTS-1.2%
    132,100     Multi-Fineline Electronix, Inc.*                             7,726,529
                                                                          ------------

                ENERGY EQUIPMENT & SERVICES-1.2%
    108,100     Dril-Quip Inc.                                               7,658,885
                                                                          ------------

                FINANCIAL INFORMATION SERVICES-1.0%
    128,900     GFI Group Inc.*                                              6,691,199
                                                                          ------------

                FOOD & BEVERAGES-1.1%
    266,600     Hain Celestial Group Inc. (The)*                             6,982,254
                                                                          ------------

                HEALTH CARE EQUIPMENT & SUPPLIES-7.1%
    154,700     ArthroCare Corporation*                                      7,397,754
    116,900     Haemonetics Corporation*                                     5,935,013
    145,100     Hologic, Inc.*                                               8,031,285
    239,100     Illumina, Inc.*                                              5,678,625
    41,400      Intuitive Surgical, Inc.*                                    4,885,200
    173,900     Sybron Dental Specialties, Inc.*                             7,171,636
    162,000     Ventana Medical Systems, Inc.*                               6,766,740
                                                                          ------------
                                                                            45,866,253
                                                                          ------------

                HEALTH CARE PROVIDERS & SERVICES-6.6%
    247,700     Psychiatric Solutions, Inc.*                                 8,206,301
    75,200      Radiation Therapy Services, Inc.*                            1,918,352
    169,200     Sierra Health Services, Inc.*                                6,886,440
    194,700     Sunrise Senior Living Inc.*                                  7,587,459
    222,600     Symbion, Inc.*                                               5,041,890
    188,400     VCA Antech, Inc.*                                            5,365,632
    159,600     WellCare Health Plans Inc.*                                  7,252,224
                                                                          ------------
                                                                            42,258,298
                                                                          ------------

                HOTELS, RESTAURANTS & LEISURE-2.4%
    205,762     Applebee's International, Inc.                               5,051,457
    169,500     Morgans Hotel Group*                                         2,993,370
    190,200     Orient-Express Hotels Ltd. Cl.A                              7,461,546
                                                                          ------------
                                                                            15,506,373
                                                                          ------------

                INSURANCE-2.0%
    230,800     Ohio Casualty Corporation                                    7,316,360
    181,900     Platinum Underwriters Holdings, Inc.                         5,293,290
                                                                          ------------
                                                                            12,609,650
                                                                          ------------

                INTERNET & CATALOG RETAIL-1.0%
    246,500     Priceline.com Incorporated*                                  6,123,060
                                                                          ------------

                INTERNET SOFTWARE & SERVICES-6.2%
    395,200     Allscripts Healthcare Solutions, Inc.*                       7,236,112
    334,800     DealerTrack Holdings Inc.*                                   7,134,588
    395,800     Jupitermedia Corporation*                                    7,116,484
    316,066     Openwave Systems, Inc.*                                      6,820,704
    229,600     WebSideStory, Inc.*                                          3,946,824
    230,000     WebEx Communications, Inc.*                                  7,744,100
                                                                          ------------
                                                                            39,998,812
                                                                          ------------

                IT SERVICES-1.2%
    283,100     Wright Express Corp.*                                        7,940,955
                                                                          ------------

                LEISURE & ENTERTAINMENT-1.0%
    220,300     WMS Industries Inc.*                                         6,631,030
                                                                          ------------

                LEISURE EQUIPMENT & PRODUCTS-1.0%
    142,350     LIFE TIME FITNESS, Inc.*                                     6,669,098
                                                                          ------------

                MACHINERY-4.6%
    104,300     Actuant Corporation Cl. A                                    6,385,246
    200,100     Bucyrus International, Inc. Cl. A                            9,642,819
    92,000      ESCO Technologies Inc.*                                      4,659,800
    136,400     Gardner Denver Inc.*                                         8,893,280
                                                                          ------------
                                                                            29,581,145
                                                                          ------------

    SHARES      COMMON STOCKS-99.3%                                          VALUE
    ------                                                                   -----
                MEDIA-2.7%
    81,600      Focus Media Holding Limited # *                              4,734,432
    193,900     NeuStar, Inc. Cl. A*                                         6,010,900
    384,950     World Wrestling Entertainment, Inc. Cl. A                    6,505,655
                                                                          ------------
                                                                            17,250,987
                                                                          ------------

                METALS & MINING-2.2%
   4,687,400    Breakwater Resources, Ltd.*                                  5,245,201
   2,496,700    Paladin Resources Limited*                                   8,938,186
                                                                          ------------
                                                                            14,183,387
                                                                          ------------

                MOTOR VEHICLE PARTS AND ACCESSORIES-.6%
    189,900     Tenneco Inc.*                                                4,118,931
                                                                          ------------

                OIL AND GAS EXPLORATION SERVICES-1.2%
    641,800     Petrobank Energy and Resources Ltd.*                         7,701,600
                                                                          ------------

                OIL & GAS-4.3%
    133,500     Carrizo  Oil & Gas, Inc.*                                    3,469,665
    108,500     Giant Industries, Inc.*                                      7,545,090
    681,000     Grey Wolf, Inc.*                                             5,066,640
    64,800      Holly Corporation                                            4,802,976
    169,810     TODCO Cl. A*                                                 6,692,212
                                                                          ------------
                                                                            27,576,583
                                                                          ------------

                PHARMACEUTICALS-1.0%
    297,100     Medicines Company*                                           6,111,347
                                                                          ------------

                PHARMACEUTICAL PREPARATIONS-.9%
    140,000     Adams Respiratory Therapeutics, Inc.*                        5,567,800
                                                                          ------------

                REAL ESTATE-.8%
    67,600      Jones Lang LaSalle Incorporated                              5,174,104
                                                                          ------------

                RESTAURANTS-1.3%
    327,900     McCormick & Schmick's Seafood Restaurants, Inc.*             8,351,613
                                                                          ------------

                RETAIL-1.1%
    177,500     Phillips-Van Heusen Corporation                              6,782,275
                                                                          ------------

                ROAD & RAIL-1.0%
    139,100     Landstar Systems, Inc.                                       6,137,092
                                                                          ------------

                SEMICONDUCTOR CAPITAL EQUIPMENT-2.3%
    176,500     FormFactor Inc.*                                             6,939,980
    220,090     SiRF Technology Holdings, Inc.*                              7,793,387
                                                                          ------------
                                                                            14,733,367
                                                                          ------------

                SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-4.9%
    214,600     ATMI, Inc.*                                                  6,480,920
    161,000     Ikanos Communications*                                       3,173,310
    263,100     Microsemi Corporation*                                       7,658,841
    204,100     Tessera Technologies Inc.*                                   6,547,528
    269,400     Trident Microsystems, Inc.*                                  7,828,764
                                                                          ------------
                                                                            31,689,363
                                                                          ------------

                SOFTWARE-3.3%
    133,925     Hyperion Solutions Corporation*                              4,365,955
    481,300     Quest Software, Inc. *                                       8,037,710
    291,400     VeriFone Holdings Inc.*                                      8,826,506
                                                                          ------------
                                                                            21,230,171
                                                                          ------------

                SPECIALTY RETAIL-2.0%
    161,700     AnnTaylor Stores Corporation*                                5,948,943
    216,700     DSW Inc. Cl. A*                                              6,787,044
                                                                          ------------
                                                                            12,735,987
                                                                          ------------

    SHARES      COMMON STOCKS-99.3%                                          VALUE
    ------                                                                   -----
                THRIFTS & MORTGAGE FINANCE-1.7%
    339,500     Brookline Bancorp, Inc.                                      5,258,855
    386,000     Flagstar Bancorp, Inc.                                       5,828,600
                                                                          ------------
                                                                            11,087,455
                                                                          ------------

                WIRELESS TELECOMMUNICATION SERVICES-1.6%
    429,300     SBA Communications Corporation Cl. A*                       10,049,913
                                                                          ------------

                Total Common Stocks
                    (Cost $482,805,559)                                    638,137,476
                                                                          ------------

   PRINCIPAL
    AMOUNT      SHORT-TERM INVESTMENTS-1.6%
   ---------
                U.S. AGENCY OBLIGATIONS-1.6%
  $10,010,000   Federal Home Loan Banks, 4.45%, 4/03/06
                  (Cost $10,007,525)                                        10,007,525
                                                                          ------------


                Total Investments
                  (Cost $492,813,084)(a)                          100.9%   648,145,001
                Liabilities in Excess of Other Assets              (0.9)    (5,468,477)
                                                                  -----   ------------
                Net Assets                                        100.0%  $642,676,524
                                                                  =====   ============

*    Non-income producing security.

#    American Depositary Receipts.

(a) At March 31, 2006, the net unrealized appreciation of investments, based on cost for federal income tax purposes of $492,813,084, amounted to $155,331,917, which consisted of aggregate gross unrealized appreciation of $159,488,125 and aggregate gross unrealized depreciation of $4,156,208.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant's principal executive officer and principal financial officer found Registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
 (b) No changes in the registrant's internal control over financial reporting occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


The Alger American Fund

By /s/ Daniel C. Chung

Daniel C. Chung

President

Date: May 19, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Daniel C. Chung

Daniel C. Chung

President

Date: May 19, 2006

By /s/ Frederick A. Blum

Frederick A. Blum

Treasurer

Date: May 19, 2006